GOING CONCERN (Details Narrative) - CAD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Significant income(losses)	$ (110,763)	$ 8,183	$ (46,886)	$ (48,820)	$ (125,036)	$ (1,044,863)
Deficit	28,524,800			28,414,037	28,365,217
Working capital deficiency	$ 757,666			$ 719,054	$ 825,243